Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
January 2013
Payment Date: Jan 17, 2013 First Payment Date: Aug 17, 2012
Prior Payment: Dec 17, 2012 Closing Date: Jul 30, 2012 Name: Chris Nuxoll
Next Payment: Feb 15, 2013 Cutoff Date: Jul 1, 2012 Title: Vice President
Record Date: Dec 31, 2012 Final Distribution Date: Aug 17, 2045
Determination Date: Jan 11, 2013
Address: 190 S. LaSalle Street, 7th Floor
Chicago, IL 60603
- Statement to Certificateholders
Page 1 Phone: 312-332-7490
* Payment Detail
Email: christopher.nuxoll@usbank.com
* Factor Detail Website: www.usbank.com/abs
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail Mortgage Loan Seller: Morgan Stanley Mortgage Capital Holdings LLC
* Current Loan Modification Report Mortgage Loan Seller: Bank of America, National Association
* REO Additional Detail Depositor: Morgan Stanley Capital I Inc.
* Historical Bond/Collateral Liquidation Realized Loss Reconciliation Trustee: U.S. Bank National Association
- Historical Delinquency & Liquidation Summary Page 10 Certificate Administrator: U.S. Bank National Association
- REO Status Report Page 11 Custodian: Wells Fargo Bank, National Association
- Historical Liquidation Loss Loan Detail Page 12 Master Servicer: Bank of America, National Association
- Interest Shortfall Reconciliation Page 13 Special Servicer: Midland Loan Services,
- Defeased Loan Detail Page 14 a Division of PNC Bank National Association
- Appraisal Reduction Report Page 15 Trust Advisor: Situs Holdings, LLC
- Loan Level Detail Page 16
- Historical Loan Modification Report Page 17
- Material Breaches and Document Defects Page 18
- Mortgage Loan Characteristics Page 19
This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master
Servicer, etc.). U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose, and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
TABLE OF CONTENTS
PARTIES TO TRANSACTION
DATES
ADMINISTRATOR
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
January 2013
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1 0.91600% 86,000,000.00 80,794,638.79 1,014,992.40 61,673.24 1,076,665.64 0.00 0.00 79,779,646.39
A-2 1.97200% 221,800,000.00 221,800,000.00 0.00 364,491.33 364,491.33 0.00 0.00 221,800,000.00
A-3 2.82500% 149,600,000.00 149,600,000.00 0.00 352,183.33 352,183.33 0.00 0.00 149,600,000.00
A-4 3.17600% 489,820,000.00 489,820,000.00 0.00 1,296,390.27 1,296,390.27 0.00 0.00 489,820,000.00
A-S 3.79200% 59,204,000.00 59,204,000.00 0.00 187,084.64 187,084.64 0.00 0.00 59,204,000.00
B 4.44300% 32,984,000.00 32,984,000.00 0.00 122,123.26 122,123.26 0.00 0.00 32,984,000.00
PST 4.16807% 116,714,000.00 116,714,000.00 0.00 405,393.30 405,393.30 0.00 0.00 116,714,000.00
C 4.70613% 24,526,000.00 24,526,000.00 0.00 96,185.40 96,185.40 0.00 0.00 24,526,000.00
D 4.70613% 27,064,000.00 27,064,000.00 0.00 106,138.86 106,138.86 0.00 0.00 27,064,000.00
E 4.70613% 49,053,000.00 49,053,000.00 0.00 192,374.72 192,374.72 0.00 0.00 49,053,000.00
F 4.50000% 8,457,000.00 8,457,000.00 0.00 31,713.75 31,713.75 0.00 0.00 8,457,000.00
G 4.50000% 18,607,000.00 18,607,000.00 0.00 69,776.25 69,776.25 0.00 0.00 18,607,000.00
H 4.50000% 23,680,000.00 23,680,000.00 0.00 88,800.00 88,800.00 0.00 0.00 23,680,000.00
J 4.50000% 45,670,509.00 45,670,509.00 0.00 171,264.41 171,264.41 0.00 0.00 45,670,509.00
X-A 1.93488% 1,065,628,000.00 1,060,422,638.79 0.00 1,709,829.25 1,709,829.25 0.00 0.00 1,059,407,646.39
X-B 0.26313% 65,968,000.00 65,968,000.00 0.00 14,464.99 14,464.99 0.00 0.00 65,968,000.00
X-C 0.08969% 221,583,509.00 221,583,509.00 0.00 16,561.39 16,561.39 0.00 0.00 221,583,509.00
R 0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,353,179,509.00 1,347,974,147.79 1,014,992.40 5,286,448.40 6,301,440.80 0.00 0.00 1,346,959,155.39
PAYMENT DETAIL

January 2013
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1 61761AAW8 0.93947254 0.01180224 0.00071713 0.01251937 0.00000000 0.92767031
A-2 61761AAX6 1.00000000 0.00000000 0.00164333 0.00164333 0.00000000 1.00000000
A-3 61761AAY4 1.00000000 0.00000000 0.00235417 0.00235417 0.00000000 1.00000000
A-4 61761AAZ1 1.00000000 0.00000000 0.00264667 0.00264667 0.00000000 1.00000000
A-S 61761ABA5 1.00000000 0.00000000 0.00316000 0.00316000 0.00000000 1.00000000
B 61761ABB3 1.00000000 0.00000000 0.00370250 0.00370250 0.00000000 1.00000000
PST 61761ABC1 1.00000000 0.00000000 0.00347339 0.00347339 0.00000000 1.00000000
C 61761ABD9 1.00000000 0.00000000 0.00392177 0.00392177 0.00000000 1.00000000
D 61761AAG3 1.00000000 0.00000000 0.00392177 0.00392177 0.00000000 1.00000000
E 61761AAJ7 1.00000000 0.00000000 0.00392177 0.00392177 0.00000000 1.00000000
F 61761AAL2 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
G 61761AAN8 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
H 61761AAQ1 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
J 61761AAS7 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
X-A 61761AAA6 0.99511522 0.00000000 0.00160453 0.00160453 0.00000000 0.99416273
X-B 61761AAC2 1.00000000 0.00000000 0.00021927 0.00021927 0.00000000 1.00000000
X-C 61761AAE8 1.00000000 0.00000000 0.00007474 0.00007474 0.00000000 1.00000000
R 61761AAV0 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
FACTOR DETAIL

January 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1 80,794,638.79 1,014,992.40 0.00 0.00 0.00 79,779,646.39
A-2 221,800,000.00 0.00 0.00 0.00 0.00 221,800,000.00
A-3 149,600,000.00 0.00 0.00 0.00 0.00 149,600,000.00
A-4 489,820,000.00 0.00 0.00 0.00 0.00 489,820,000.00
A-S 59,204,000.00 0.00 0.00 0.00 0.00 59,204,000.00
B 32,984,000.00 0.00 0.00 0.00 0.00 32,984,000.00
PST 116,714,000.00 0.00 0.00 0.00 0.00 116,714,000.00
C 24,526,000.00 0.00 0.00 0.00 0.00 24,526,000.00
D 27,064,000.00 0.00 0.00 0.00 0.00 27,064,000.00
E 49,053,000.00 0.00 0.00 0.00 0.00 49,053,000.00
F 8,457,000.00 0.00 0.00 0.00 0.00 8,457,000.00
G 18,607,000.00 0.00 0.00 0.00 0.00 18,607,000.00
H 23,680,000.00 0.00 0.00 0.00 0.00 23,680,000.00
J 45,670,509.00 0.00 0.00 0.00 0.00 45,670,509.00
Totals:
1,347,974,147.79 1,014,992.40 0.00 0.00 0.00 1,346,959,155.39
PRINCIPAL DETAIL

January 2013
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Premium
Charges
Amount
Shortfall
A-1 61,673.24 0.00 0.00 0.00 0.00 0.00 61,673.24 0.00
A-2 364,491.33 0.00 0.00 0.00 0.00 0.00 364,491.33 0.00
A-3 352,183.33 0.00 0.00 0.00 0.00 0.00 352,183.33 0.00
A-4 1,296,390.27 0.00 0.00 0.00 0.00 0.00 1,296,390.27 0.00
A-S 187,084.64 0.00 0.00 0.00 0.00 0.00 187,084.64 0.00
B 122,123.26 0.00 0.00 0.00 0.00 0.00 122,123.26 0.00
PST 405,393.30 0.00 0.00 0.00 0.00 0.00 405,393.30 0.00
C 96,185.40 0.00 0.00 0.00 0.00 0.00 96,185.40 0.00
D 106,138.86 0.00 0.00 0.00 0.00 0.00 106,138.86 0.00
E 192,374.72 0.00 0.00 0.00 0.00 0.00 192,374.72 0.00
F 31,713.75 0.00 0.00 0.00 0.00 0.00 31,713.75 0.00
G 69,776.25 0.00 0.00 0.00 0.00 0.00 69,776.25 0.00
H 88,800.00 0.00 0.00 0.00 0.00 0.00 88,800.00 0.00
J 171,264.41 0.00 0.00 0.00 0.00 0.00 171,264.41 0.00
X-A 1,709,829.25 0.00 0.00 0.00 0.00 0.00 1,709,829.25 0.00
X-B 14,464.99 0.00 0.00 0.00 0.00 0.00 14,464.99 0.00
X-C 16,561.39 0.00 0.00 0.00 0.00 0.00 16,561.39 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,286,448.40 0.00 0.00 0.00 0.00 0.00 5,286,448.40 0.00
INTEREST DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
January 2013
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
5,498,502.83
Master Servicing Fee
32,008.95
Interest Adjustments
0.00
Certificate Administrator Fee
2,379.59
Deferred Interest
0.00
Trustee Fee
1,625.09
Net Prepayment Shortfall
0.00
Custodian Fee
754.50
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,450.94
Interest Reserve (Deposit)/Withdrawal
(176,214.95)
Special Servicing Fee
0.00
Interest Collections
5,322,287.88
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,014,992.40
Fee Distributions
35,839.48
Unscheduled Principal
0.00
Principal Adjustments
0.00
Principal Collections
1,014,992.40
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
5,286,448.40
Principal Distribution
1,014,992.40
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
6,301,440.80
Total Collections
6,337,280.28
Total Distribution
6,337,280.28
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
January 2013
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
12/1/2012 - 12/31/2012
P&I Advances:
Master
Servicer
Trustee
Principal
0.00 0.00
Stated Principal Balance
Interest
0.00 0.00
Beginning
Ending
Total Current Advances
0.00 0.00
1,347,974,147.83 1,346,959,155.43
Cumulative Advances
0.00 0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00 0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00 0.00 0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0 0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0 0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
January 2013
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
CURRENT LOAN MODIFICATION REPORT
Comments

January 2013
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO ADDITIONAL DETAIL
REO Property with Final Recovery Determination

Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
January 2013
Pass
Through Certificates, Series 2012-C5
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

January 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
January 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
November 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
October 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
September 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00

January 2013
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

January 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

January 2013
INTEREST SHORTFALL RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

January 2013
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status
Count:
Totals:

January 2013
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

January 2013
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
883240017 Office
CO 06/07/2017 0 47,496,494.74 4.630 259,808.07 0.00 01/07/2013 0.00 0 189,645.62 0.00
883240025 Lodging
CA 04/01/2017 0 43,970,442.59 6.240 293,277.86 0.00 01/01/2013 0.00 0 236,572.54 0.00
883240033 Retail
Va 07/10/2022 0 39,219,874.55 4.750 206,050.70 0.00 01/10/2013 0.00 0 160,606.06 0.00
883240041 Lodging
CA 05/10/2022 0 35,663,683.24 4.850 189,969.06 0.00 01/10/2013 0.00 0 149,116.03 0.00
883240058 Office
Va 06/10/2017 0 35,208,563.48 4.850 187,330.60 0.00 01/10/2013 0.00 0 147,212.20 0.00
883240066 Retail
CA 05/10/2022 0 24,748,918.04 4.500 126,671.22 0.00 01/10/2013 0.00 0 96,020.83 0.00
883240074 Retail
IN 07/10/2022 0 23,313,302.74 4.200 114,919.04 0.00 01/10/2013 0.00 0 84,426.73 0.00
883240082 Retail
Va 02/10/2022 0 20,458,423.81 5.450 116,883.78 0.00 01/10/2013 0.00 0 96,110.01 0.00
883240090 Industrial
OH 07/10/2017 0 20,107,899.95 4.800 106,244.73 0.00 01/10/2013 0.00 0 83,207.87 0.00
883240108 Mixed Use
CA 07/10/2022 0 19,791,020.97 4.500 111,166.50 0.00 01/10/2013 0.00 0 76,823.29 0.00
883240116 Office
TX 07/05/2022 0 17,000,000.00 4.400 64,411.11 0.00 01/05/2013 0.00 0 64,411.11 0.00
883240124 Multifamily
FL 07/10/2022 0 16,800,000.00 4.500 65,100.00 0.00 01/10/2013 0.00 0 65,100.00 0.00
883240132 Retail
MI 07/10/2022 0 16,380,252.14 4.640 84,981.25 0.00 01/10/2013 0.00 0 65,525.94 0.00
883240140 Lodging
VA 06/10/2022 0 16,361,717.15 4.750 86,071.81 0.00 01/10/2013 0.00 0 67,001.97 0.00
883240157 Retail
IL 06/10/2022 0 15,865,907.57 4.750 83,463.57 0.00 01/10/2013 0.00 0 64,971.61 0.00
883240165 Office
CA 06/10/2022 0 15,400,000.00 4.550 60,338.06 0.00 01/10/2013 0.00 0 60,338.06 0.00
883240173 Lodging
OR 05/10/2017 0 13,250,000.00 5.360 61,156.11 0.00 01/10/2013 0.00 0 61,156.11 0.00
883240181 Lodging
NY 05/10/2022 0 11,353,747.51 5.100 67,899.57 0.00 01/10/2013 0.00 0 49,940.74 0.00
883240199 Office
CA 04/10/2022 0 10,500,000.00 5.180 46,835.83 0.00 01/10/2013 0.00 0 46,835.83 0.00
883240249 Lodging
MD 07/10/2022 0 9,911,638.56 5.500 61,408.75 0.00 01/10/2013 0.00 0 47,010.81 0.00
883240256 Lodging
LA 05/10/2022 0 9,885,115.13 5.700 62,608.84 0.00 01/10/2013 0.00 0 48,588.26 0.00
883240264 Lodging
PA 06/10/2022 0 9,445,669.88 5.300 64,957.48 0.00 01/10/2013 0.00 0 43,208.25 0.00
883240272 Retail
MI 04/10/2022 0 9,212,945.54 5.450 52,513.00 0.00 01/10/2013 0.00 0 43,280.20 0.00
883240280 Retail
NY 04/10/2022 0 9,000,000.00 5.510 42,702.50 0.00 01/10/2013 0.00 0 42,702.50 0.00
883240298 Mixed Use
CA 07/10/2022 0 6,750,000.00 4.650 27,028.13 0.00 01/10/2013 0.00 0 27,028.12 0.00
883240306 Office
TX 05/10/2022 0 6,591,951.41 5.170 36,392.73 0.00 01/10/2013 0.00 0 29,378.23 0.00
883240314 Retail
CO 07/10/2022 0 6,207,973.44 5.000 33,551.35 0.00 01/10/2013 0.00 0 26,758.02 0.00
883240322 Self Storage
CA 04/10/2022 0 5,297,737.81 5.250 29,542.90 0.00 01/10/2013 0.00 0 23,975.36 0.00
883240330 Lodging
NC 07/10/2022 0 5,054,935.68 5.500 31,318.46 0.00 01/10/2013 0.00 0 23,975.51 0.00
883240348 Retail
CA 07/10/2022 0 4,964,541.07 4.750 26,082.37 0.00 01/10/2013 0.00 0 20,329.88 0.00
883240389 Office
MI 03/10/2022 0 4,891,922.91 5.820 35,304.28 0.00 01/10/2013 0.00 0 24,570.48 0.00
883240397 Retail
IN 09/10/2021 0 2,510,031.79 6.000 18,627.21 0.00 01/10/2013 0.00 0 12,997.58 0.00
883240405 Retail
AZ 09/10/2021 0 2,027,333.45 6.000 15,045.05 0.00 01/10/2013 0.00 0 10,498.05 0.00
883240413 Retail
TX 07/10/2022 0 4,469,085.98 4.900 23,882.70 0.00 01/10/2013 0.00 0 18,878.18 0.00
883240421 Lodging
TX 04/10/2022 0 3,703,395.18 5.990 24,138.38 0.00 01/10/2013 0.00 0 19,128.16 0.00
883240439 Retail
TX 07/10/2022 0 3,600,000.00 4.850 15,035.00 0.00 01/10/2013 0.00 0 15,035.00 0.00
883240447 Retail
NC 07/10/2025 0 3,517,205.79 5.200 19,438.53 0.00 01/01/2013 0.00 0 15,765.71 0.00
883240454 Retail
WA 04/10/2022 0 2,975,112.55 6.000 17,986.52 0.00 01/10/2013 0.00 0 15,384.86 0.00
883240462 Retail
TX 05/10/2022 0 2,182,479.17 5.590 12,615.87 0.00 01/10/2013 0.00 0 10,515.72 0.00
883240470 Retail
CO 05/10/2022 0 1,982,877.17 5.260 11,056.46 0.00 01/10/2013 0.00 0 8,990.69 0.00
883240488 Retail
NY 05/10/2022 0 1,720,293.86 5.910 12,446.85 0.00 01/10/2013 0.00 0 8,773.56 0.00

January 2013
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
883412389 Industrial
Va 08/01/2022 0 10,478,293.62 5.250 71,427.48 0.00 01/01/2013 0.00 0 47,478.89 0.00
883412712 Multifamily
TX 07/01/2021 0 9,514,682.70 5.452 54,783.76 0.00 01/01/2013 0.00 0 44,716.58 0.00
883413532 Industrial
Va 05/01/2022 0 10,000,000.00 5.387 46,388.06 0.00 01/01/2013 0.00 0 46,388.06 0.00
883414312 Retail
IN 04/01/2022 0 84,000,000.00 4.807 347,706.33 0.00 01/01/2013 0.00 0 347,706.33 0.00
883414830 Other
NY 07/01/2022 0 5,057,990.37 4.020 24,407.02 0.00 01/01/2013 0.00 0 17,532.87 0.00
883414837 Retail
CA 05/01/2022 0 8,219,167.70 4.650 42,797.85 0.00 01/01/2013 0.00 0 32,950.35 0.00
883414839 Office
TX 07/01/2022 0 7,375,926.45 5.080 40,222.82 0.00 01/01/2013 0.00 0 32,300.24 0.00
883414933 Retail
TX 05/01/2022 0 9,024,338.24 5.101 49,441.17 0.00 01/01/2013 0.00 0 39,682.52 0.00
883414994 Office
UT 05/01/2022 0 21,804,433.77 5.085 119,246.25 0.00 01/01/2013 0.00 0 95,579.79 0.00
883415000 Mobile Home
VA 07/01/2022 0 27,296,559.39 4.548 140,123.87 0.00 01/01/2013 0.00 0 107,032.02 0.00
883415038 Lodging
NY 05/01/2022 0 39,641,611.55 5.048 215,903.60 0.00 01/01/2013 0.00 0 172,506.32 0.00
883415039 Retail
FL 04/01/2022 0 10,892,772.38 5.260 60,810.55 0.00 01/01/2013 0.00 0 49,389.94 0.00
883415087 Self Storage
MD 06/01/2022 0 5,457,490.96 5.138 29,990.79 0.00 01/01/2013 0.00 0 24,171.81 0.00
883415143 Lodging
UT 07/01/2022 0 7,426,136.89 4.860 43,234.67 0.00 01/01/2013 0.00 0 31,129.04 0.00
883415187 Office
MD 07/10/2027 0 180,000,000.00 4.550 705,250.00 0.00 01/10/2013 0.00 0 705,250.00 0.00
883415232 Retail
PA 05/01/2022 0 4,312,842.82 4.910 23,128.99 0.00 01/01/2013 0.00 0 18,255.54 0.00
883415242 Retail
MN 06/01/2022 0 4,462,557.47 4.785 23,569.15 0.00 01/01/2013 0.00 0 18,408.86 0.00
883415294 Self Storage
TX 06/01/2017 0 2,286,305.14 5.603 14,327.86 0.00 01/01/2013 0.00 0 11,046.81 0.00
883415317 Lodging
TN 06/01/2022 0 6,028,403.96 5.050 35,820.29 0.00 01/01/2013 0.00 0 26,256.77 0.00
883415329 Retail
CA 07/01/2022 0 5,095,132.55 4.950 27,382.40 0.00 01/01/2013 0.00 0 21,742.04 0.00
883415422 Retail
FL 06/01/2022 0 100,000,000.00 3.930 338,416.67 0.00 01/01/2013 0.00 0 338,416.67 0.00
883415439 Mobile Home
DE 07/01/2022 0 4,243,374.23 4.548 21,782.89 0.00 01/01/2013 0.00 0 16,638.61 0.00
883415441 Mobile Home
DE 07/01/2022 0 7,543,776.43 4.548 38,725.14 0.00 01/01/2013 0.00 0 29,579.76 0.00
883415443 Mobile Home
DE 07/01/2022 0 11,241,219.44 4.548 57,705.55 0.00 01/01/2013 0.00 0 44,077.73 0.00
883415477 Retail
IL 07/01/2022 0 27,247,434.65 4.560 140,065.43 0.00 01/01/2013 0.00 0 107,120.96 0.00
883415523 Office
NJ 07/01/2017 0 3,005,093.47 5.100 16,424.23 0.00 01/01/2013 0.00 0 13,211.48 0.00
883415572 Retail
MD 07/01/2022 0 8,487,036.89 4.570 43,677.93 0.00 01/01/2013 0.00 0 33,439.14 0.00
883415584 Other
FL 07/01/2022 0 3,672,752.80 4.570 18,901.56 0.00 01/01/2013 0.00 0 14,470.74 0.00
883415590 Lodging
LA 07/01/2019 0 11,000,000.00 5.300 50,202.78 0.00 01/01/2013 0.00 0 50,202.78 0.00
883415624 Office
CO 07/01/2022 0 89,351,326.62 4.673 465,314.58 0.00 01/01/2013 0.00 0 359,971.16 0.00
883415676 Other
NY 05/01/2030 0 64,000,000.00 3.630 200,053.33 0.00 01/01/2013 0.00 0 200,053.33 0.00
1,346,959,155.34 6,513,495.23 0.00 0.00 72
Totals:
Count:
5,498,502.82 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2013
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

January 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

January 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
18 60,527,204.85 4.49%
5M to 9.9M
21 156,588,050.59 11.63%
10M to 14.9M
8 88,716,032.95 6.59%
15M to 19.9M
7 117,598,897.83 8.73%
20M to 24.9M
5 110,432,978.31 8.20%
25M to 29.9M
2 54,543,994.04 4.05%
35M to 39.9M
4 149,733,732.82 11.12%
40M to 44.9M
1 43,970,442.59 3.26%
45M to 49.9M
1 47,496,494.74 3.53%
60M to 64.9M
1 64,000,000.00 4.75%
80M to 84.9M
1 84,000,000.00 6.24%
85M to 89.9M
1 89,351,326.62 6.63%
100M to 104.9M
1 100,000,000.00 7.42%
180M to 184.9M
1 180,000,000.00 13.36%
Total
72
1,346,959,155.34
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
60
M
t
o
64.9M
80
M
t
o
84.9M
85
M
t
o
89.9M
10
0M
to
10
4.9M
18
0M
to
18
4.9M
Count
Balance ($)
%
3.500% - 3.740%
1 64,000,000.00 4.75%
3.750% - 3.990%
1 100,000,000.00 7.42%
4.000% - 4.240%
2 28,371,293.11 2.11%
4.250% - 4.490%
1 17,000,000.00 1.26%
4.500% - 4.740%
17 514,669,334.04 38.21%
4.750% - 4.990%
14 280,757,942.72 20.84%
5.000% - 5.240%
12 130,508,176.55 9.69%
5.250% - 5.490%
11 111,533,402.91 8.28%
5.500% - 5.740%
6 38,320,473.68 2.84%
5.750% - 5.990%
3 10,315,611.95 0.77%
6.000% - 6.240%
4 51,482,920.38 3.82%
Total
72
1,346,959,155.34
100.00%
Gross Rate
Total Weighted Average Rate: 4.74%
0
5
10
15
20
25
30
35
40
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%

January 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
4 203,856,166.41 15.13%
CALIFORNIA
11 180,400,643.97 13.39%
VIRGINIA
7 159,023,432.00 11.81%
COLORADO
4 145,038,671.97 10.77%
FLORIDA
4 131,365,525.18 9.75%
NEW YORK
6 130,773,643.29 9.71%
INDIANA
3 109,823,334.53 8.15%
TEXAS
10 65,748,164.27 4.88%
ILLINOIS
2 43,113,342.22 3.20%
MICHIGAN
3 30,485,120.59 2.26%
UTAH
2 29,230,570.66 2.17%
DELAWARE
3 23,028,370.10 1.71%
LOUISIANA
2 20,885,115.13 1.55%
OHIO
1 20,107,899.95 1.49%
PENNSYLVANIA
2 13,758,512.70 1.02%
OREGON
1 13,250,000.00 0.98%
NORTH CAROLINA
2 8,572,141.47 0.64%
TENNESSEE
1 6,028,403.96 0.45%
MINNESOTA
1 4,462,557.47 0.33%
NEW JERSEY
1 3,005,093.47 0.22%
WASHINGTON
1 2,975,112.55 0.22%
ARIZONA
1 2,027,333.45 0.15%
Total
72
1,346,959,155.34
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
M
ARY
LA
ND
CALIFORNIA
VIRGINIA
CO
LO
RADO
FLORIDA
NEW YORK
INDIANATEXASIL
LIN
O
IS
M
IC
HIGAN UTAH
DELAWARE
LOUISIANA
OH
IO
PENNSYLVANIA
OR
EGON
NO
RTH CAROLINA
TENNESSEE
M
IN
NESOTA
NEW
JE
RSEY
WASHINGTO
N
ARIZONA

January 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
51 - 53
5 142,211,805.95 10.56%
54 - 56
3 87,112,993.42 6.47%
78 - 80
1 11,000,000.00 0.82%
102 - 104
3 14,052,047.94 1.04%
108 - 110
2 25,350,346.72 1.88%
111 - 113
30 495,735,170.06 36.80%
114 - 116
27 567,979,585.46 42.17%
150 - 152
1 3,517,205.79 0.26%
Total
72
1,346,959,155.34
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 102
0
5
10
15
20
25
30
35
40
45
51 - 53 54 - 56 78 - 80 102 - 104 108 - 110 111 - 113 114 - 116 150 - 152
Count
Balance ($)
%
1.000% - 1.490%
18 166,052,645.70 12.33%
1.500% - 1.990%
47 1,027,390,580.31 76.27%
2.000% - 2.490%
5 51,533,052.16 3.83%
2.500% - 2.990%
1 1,982,877.17 0.15%
3.000% - 3.490%
1 100,000,000.00 7.42%
Total
72
1,346,959,155.34
100.00%
DSCR
Total Weighted Average DSCR: 1.78
* Used the Most Recent DSCR (NOI) provided
0
10
20
30
40
50
60
70
80
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%

January 2013
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
59.04%
Amortizing Balloon
28.79%
IO / Amortizing / Balloon
12.18%
IO / Balloon
Amortizing Balloon 59.04%
IO / Amortizing / Balloon 28.79%
IO / Balloon 12.18%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
57 795,180,861.72 59.04%
IO / Amortizing / Balloon
13 387,778,293.62 28.79%
IO / Balloon
2 164,000,000.00 12.18%
Total
72
1,346,959,155.34
100.00%
Amortization Type